FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Liabilities:
Contingent consideration - business combinations	$ 2,900
Recurring | Level 1
Assets:
Foreign currency forward contracts	0	$ 0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Contingent consideration - business combinations		0
Total liabilities	0	0
Recurring | Level 2
Assets:
Foreign currency forward contracts	140	998
Total assets	140	998
Liabilities:
Foreign currency forward contracts	801	678
Contingent consideration - business combinations		0
Total liabilities	801	678
Recurring | Level 3
Assets:
Foreign currency forward contracts	0	0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Contingent consideration - business combinations		2,923
Total liabilities	$ 0	$ 2,923